                     SUPPLEMENT DATED SEPTEMBER 20, 2000 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE DC VARIABLE ACCOUNT


This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

AN APPLICATION HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION ("SEC") REQUESTING AN ORDER PERMITTING THE NATIONWIDE DC VARIABLE ACCOUNT TO BE EXEMPT FROM REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940 AND THE SECURITIES ACT OF 1933. IF THE SEC GRANTS THE ORDER, THERE WILL BE NO CHANGE IN THE CONTRACTUAL OBLIGATIONS OF NATIONWIDE TO CONTRACT OWNERS ALTHOUGH CONTRACT OWNERS WILL RECEIVE AN INFORMATIONAL BROCHURE INSTEAD OF A PROSPECTUS FOR THE NATIONWIDE DC VARIABLE ACCOUNT.


              For further information please contact Nationwide at:
                                 1-800-677-3678
                               TDD: 1-800-238-3035

                        Nationwide Life Insurance Company
                                 P.O. Box 16766
                              Columbus, Ohio 43216